Net revenues (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 PV modules USD ($)	Dec. 31, 2014 PV modules CNY	Dec. 31, 2013 PV modules CNY	Dec. 31, 2012 PV modules CNY	Dec. 31, 2014 PV systems USD ($)	Dec. 31, 2014 PV systems CNY	Dec. 31, 2013 PV systems CNY	Dec. 31, 2012 PV systems CNY	Dec. 31, 2014 Other revenues USD ($)	Dec. 31, 2014 Other revenues CNY	Dec. 31, 2013 Other revenues CNY	Dec. 31, 2012 Other revenues CNY
Net revenues.
Total net revenues	$ 2,083,515	12,927,377	13,418,093	11,391,928	$ 1,962,975	12,179,474	12,510,809	10,989,767	$ 25,954	161,035	408,630	171,013	$ 94,586	586,868	498,654	231,148